FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Schedule of inputs used to calculated fair value of convertible security embedded derivative
The key inputs used in the Black-Scholes option pricing model were as follows:

June 30, 2013
Life	3.6
Risk-free interest rate	1.17%
Estimated volatility	40%
Dividend	—
GreenHunter stock price at end of period	$0.80

The key inputs used in the Black-Scholes option pricing model were as follows:

	December 31, 2012
Life	4.1	years
Risk-free interest rate	0.67%
Estimated volatility	40%
Dividend	—
GreenHunter Resources Stock price at end of period	$1.61

Schedule of reconciliation of derivative assets and liabilities measured at fair value using significant unobservable inputs
The following table presents the changes in the fair value of the derivative assets and liabilities measured at fair value using significant unobservable inputs for the year ended December 31, 2012:

	Embedded Derivatives
	Preferred Stock	Convertible Security
	(in thousands)
Fair value at December 31, 2011	$—	$—
Issued or acquired embedded derivative asset (liability)	(52,240)	405
Change in fair value recognized in other income (expense)	8,692	(141)
Fair value as of December 31, 2012	$(43,548)	$264

Fair value measurements on a recurring basis
The following tables present recurring financial assets and liabilities which are carried at fair value at June 30, 2013 and December 31, 2012:

	Fair Value Measurements on a Recurring Basis
	June 30, 2013
	(in thousands)
Assets	Level 1	Level 2	Level 3
Available for sale securities	$48,652	$—	$—
Commodity derivative assets	—	4,700	—
Convertible security derivative assets	—	—	53
Total assets at fair value	$48,652	$4,700	$53
Liabilities
Commodity derivative liabilities	$—	$2,429	$—
Convertible preferred stock derivative liabilities	—	—	55,948
Total liabilities at fair value	$—	$2,429	$55,948

	Fair Value Measurements on a Recurring Basis
	December 31, 2012
	(in thousands)
Assets	Level 1	Level 2	Level 3
Available for sale securities	$1,958	$—	$—
Commodity derivative assets	—	4,882	—
Convertible security derivative assets	—	—	264
Total assets at fair value	$1,958	$4,882	$264
Liabilities
Commodity derivative liabilities	$—	$7,477	$—
Convertible preferred stock derivative liabilities	—	—	43,548
Total liabilities at fair value	$—	$7,477	$43,548

The following tables present financial assets and liabilities which are adjusted to fair value on a recurring basis at December 31, 2012 and 2011:

	Fair Value Measurements on a Recurring Basis
	December 31, 2012
	(in thousands)
	Level 1	Level 2	Level 3
Available for sale securities	$1,958	$—	$—
Derivative assets	—	4,882	264
Total assets at fair value	$1,958	$4,882	$264
Derivative liabilities	$—	$7,477	$43,548
Total liabilities at fair value	$—	$7,477	$43,548

	Fair Value Measurements on a Recurring Basis
	December 31, 2011
	(in thousands)
	Level 1	Level 2	Level 3

Available for sale securities	$497	$—	$—
Derivative assets	—	6,924	—
Total assets at fair value	$497	$6,924	$—
Derivative liabilities	$—	$11,912	$—
Total liabilities at fair value	$—	$11,912	$—

Carrying amounts and fair values of long-term debt
The Company uses available market data and valuation methodologies to estimate the fair value of debt.  The carrying amounts and fair values of long-term debt are as follows:

		June 30, 2013		December 31, 2012
	Fair Value Hierarchy Level	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
		(in thousands)
Senior Notes (1)	2	$597,209	$622,320	$597,212	$613,500
MHR Senior Revolving Credit Facility (2)	1	$—	$—	$225,000	$225,000
Eureka Hunter Pipeline, LLC second lien term loan (3)	3	$50,000	$57,143	$50,000	$58,550
Equipment notes payable (3)	3	$22,462	$21,571	$18,548	$17,450

1.	The fair value of our Senior Notes is based on quoted market prices available to us for those periods.

2.	The carrying value of the MHR Senior Revolving Credit Facility approximates fair value as it is subject to short-term floating interest rates that approximate the rates available to us at such date.

3.
The fair value of each of (a) Eureka Hunter Pipeline's second lien term loan and (b) the equipment notes payable is the estimated cost to acquire the debt, including a credit spread for the difference between the issue rate and the period end market rate.

The carrying amounts and fair values of long-term debt are as follows:

	Fair Value	December 31, 2012		December 31, 2011
	Hierarchy Level	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Senior Notes (1)	2	$597,212	$613,500	$—	$—
MHR Senior Revolving Credit Facility (2)	1	225,000	225,000	142,000	142,000
Eureka Hunter Pipeline, LLC second lien term loan (3)	3	50,000	58,550	31,000	34,407
Magnum Hunter second lien term loan (2)	1	—	—	100,000	100,000
Equipment note payable (3) (4)	3	18,548	17,450	6,158	5,350

1.	The fair value of our Senior Notes is based on quoted market prices.

2.
The carrying value of each of the MHR Senior Revolving Credit Facility and Magnum Hunter's second lien term loan approximates fair value as it is subject to short-term floating interest rates that approximate the rates available to us at these dates.

3.
The fair value of (a) Eureka Hunter Pipeline’s second lien term loan and (b) equipment note payable, is the estimated cost to acquire the debt, including a credit spread for the difference between the issue rate and the period end market rate.  The credit spread is Eureka Hunter Pipeline’s default or repayment risk.  The credit spread (premium or discount) is determined by comparing fixed-rate notes and credit facility to new issuances (secured and unsecured) and secondary trades of similar size and credit statistics for both public and private debt.

4.	The Company has various inconsequential equipment notes outstanding at December 31, 2011 which carrying values approximate fair values and have been excluded from the table above.

Fair value measurements on a non-recurring basis
New fair value measurements of proved oil and natural gas properties during the year ended December 31, 2011 and 2012 consist of:

Fair Value Measurements on a Non-recurring Basis
	(Level 1)	(Level 2)	(Level 3)
	(In thousands)
Proved properties impaired (1)	$—	$—	$2,710
Acquisitions (2)	—	—	602,661
Total during 2011	$—	$—	$605,371

Proved properties impaired (1)	$—	$—	$58,082
Acquisitions (2)	—	—	532,150
Total during 2012	$—	$—	$590,232

(1) The Company recorded impairment charges of $4.1 million and $21.8 million during the years ended December 31, 2012 and 2011, respectively, as a result of writing down the carrying value of certain properties to fair value. In order to determine fair value, Magnum Hunter compares net capitalized costs of proved oil and natural gas properties to estimated undiscounted future net cash flows using management's expectations of economically recoverable reserves. If the net capitalized cost exceeds the undiscounted future net cash flows, Magnum Hunter impairs the net cost basis down to the discounted future net cash flows, which is management's estimate of fair value. Significant inputs used to determine the fair value include estimates of: (i) reserves; (ii) future operating and development costs; (iii) future commodity prices; and (iv) a market-based weighted average cost of capital rate. The underlying commodity prices embedded in the Company's estimated cash flows are the product of a process that begins with NYMEX forward curve pricing, adjusted for estimated location and quality differentials, as well as other factors that Magnum Hunter's management believes will impact realizable prices. The inputs used by management for the fair value measurements utilized in this review include significant unobservable inputs, and therefore, the fair value measurements employed are classified as Level 3 for these types of assets.

(2)Magnum Hunter records the fair value of assets and liabilities acquired in business combinations. During the year ended December 31, 2011, Magnum Hunter acquired oil and natural gas properties with a fair value of $602.7 million. During the year ended December 31, 2012, Magnum Hunter acquired oil and natural gas properties with a fair value of $532.2 million. Properties acquired are recorded at fair value, which correlates to the discounted future net cash flow. Significant inputs used to determine the fair value of proved properties include estimates of: (i) reserves; (ii) future operating and development costs; (iii) future commodity prices; and (iv) a market-based weighted average cost of capital rate. The underlying commodity prices embedded in the Company's estimated cash flows are the product of a process that begins with NYMEX forward curve pricing, adjusted for estimated location and quality differentials, as well as other factors that Magnum Hunter's management believes will impact realizable prices. For acquired unproved properties, the market-based weighted average cost of capital rate is subjected to additional project specific risking factors. The inputs used by management for the fair value measurements of these acquired oil and natural gas properties include significant unobservable inputs, and therefore, the fair value measurements employed are classified as Level 3 for these types of assets.

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
The following table presents a reconciliation of the financial derivative asset and liability measured at fair value using significant unobservable inputs for the six month period ended June 30, 2013:

	Preferred Stock Embedded Derivative Liability	Convertible Security Embedded Derivative Asset
	(in thousands)
Fair value at December 31, 2012	$(43,548)	$264
Issuance of derivative liability	(6,960)	—
Increase (decrease) in fair value recognized in other income (expense)	(5,440)	(211)
Fair value as of June 30, 2013	$(55,948)	$53